Liquidity and Going Concern	12 Months Ended
Dec. 31, 2024
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

3.      LIQUIDITY AND GOING CONCERN

As of December 31, 2023, the Company had an accumulated deficit of HK$1,180,517 and a working capital deficit of HK$17,828,035. As of December 31, 2024, the Company had a working capital deficit of HK$1,062,719 (US$136,811). As of the date of these consolidated financial statements, there still exists substantial doubt that the Company will continue as a going concern. Management plans to continue to focus on improving operational efficiency and cost reductions. Additionally, the Company plans to raise capital via private placement or public offering in the event that the Company does not have adequate liquidity to meet its current obligations.

The accompanying audited consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These audited consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.